--------------------------------------------------------------------------------
                           CLEARWATER INVESTMENT TRUST
--------------------------------------------------------------------------------


                                 August 10, 2001


TO:   Our Unit Holders

On June 30, 2001, the net asset value of the Clearwater Growth Fund was $24.81 per unit. The net asset value of the Clearwater Small Cap Fund was $14.27 per unit. On a total return basis for 2001, the Clearwater Growth Fund decreased by 7.6% and the Clearwater Small Cap Fund increased by 9.7%. For comparative purposes, the Russell 1000 decreased by 7.1% and the Russell 2000 increased by 6.9%. For the second quarter, the Clearwater Growth Fund increased 5.8% and the Clearwater Small Cap Fund increased 8.3%. The Russell 1000 increased 6.3% and the Russell 2000 increased 14.4%.

On June 30, 2001, the net asset value of the Clearwater Tax Exempt Bond Fund was $10.35 per unit. On a total return basis for 2001 the fund increased 3.6% with a second quarter return of 1.2%. For comparative purposes, the Lehman 5-Year Municipal Bond Index increased 3.8% for the year with a 1.0% increase in the second quarter.

Parametric Portfolio Associates, the subadvisor for the Clearwater Growth Fund, made the following comments:

     Introduction

     The first half of 2001 has been tumultuous. While the first quarter was marked by major U.S. indices going into bear market territory (down 20% or more from their highs), the indices, assisted by an aggressive Fed, posted a second quarter partial comeback.

     Investors are weighing the strength of powerful countervailing forces: an economy in the midst of a structural slowdown, and a central bank aggressively cutting interest rates to stimulate the economy. On one side, history indicates that an easing Fed will result in a stock market rally. Additionally, after a yearlong market decline, equity valuations and bond yields are back in line with historical relationships, implying a fairly valued stock market and a possible bottom. On the other side, corporate earnings continue to disappoint, consumer confidence is eroding, the wealth effect from a declining stock market threatens consumption, and an oversupply of productive capacity is resulting in a decline in capital spending and a build up of excess inventory. Overall, investor sentiment has been more negative than positive during the first half of 2001.

     Clearwater Growth's 2001 Experience

     The Russell 1000 Index was down 7.1% during the first half of 2001. The Clearwater Growth Fund, which had been re-balanced in January of 2001 and is now tracking the Russell 1000 index with a current annualized predicted tracking of 2%, performed very close to the index and was down 7.6% during the same time frame. Since inception, the portfolio has performed well in line with expectations and has returned an annualized return of 9.9% against 9.6% for the Russell 1000 index.

Clearwater Investment Trust
August 10, 2001
Page 2

Parametric Portfolio Associates (continued)

---------------------------------------------- ---------------------------------
                                                      Year to date Performance
---------------------------------------------- ---------------------------------
     Russell 1000 (Large Cap)                                  -7.1%
---------------------------------------------- ---------------------------------
     Russell Mid Cap                                           -2.0%
---------------------------------------------- ---------------------------------
     Russell Mid Cap Growth                                    -11.7%
---------------------------------------------- ---------------------------------
     Russell 2000 (Small Cap)                                   6.9%
---------------------------------------------- ---------------------------------
     Clearwater Growth Fund                                     7.6%
---------------------------------------------- ---------------------------------

     Looking Forward

     The portfolio has been aligned to its index in terms of all the major common factor exposures and the size and growth biases that had been inherent in the portfolio since inception has decreased significantly with only stock specific biases now remaining in the portfolio. Active loss harvesting has subsequently reduced the gains that were realized to effect this re-balance. We believe that they will be reduced further in the course of the current year as Parametric actively looks for opportunities to harvest losses in the portfolio.

Kennedy Capital Management, the subadvisor for the Small Cap Fund, made the following comments:

     The earnings recession that began in the latter half of 2000 has set in earnestly so far in 2001. Profits for all companies have fallen at double-digit rates in the second quarter alone. A focus on value has become a critical ingredient of institutional money managers' portfolios in these challenging times. At KCM, we have welcomed this paradigm shift in the investment world from years past. Our bottom up approach with an eye to value has presented us with a unique environment to pick stocks and be rewarded. We are encouraged to see the out-performance of small caps, especially small cap value, versus large caps over the last 18 months. At the same time, we acknowledge the current economic landscape will provide a challenging investment environment in the months ahead.

     The 275 basis point reductions in the Fed Funds Rate via the six Federal Reserve Board actions in 2001 leave little doubt about the Fed's determination to kick-start the economy. This has certainly provided a nice backdrop for small cap investors as evidenced by the positive 6.85% Russell 2000 returns in the first six months of this year versus a negative 7.26% for the S&P 500. However, the universal question seems to be: when will the rate cuts take hold, and when will GDP performance begin to improve? Even more important might be the question: when will capital spending improve and news of restructurings end? We are beginning to see encouraging signs.

     Although the price indexes computed as percentage of GDP had moved up a little faster since the start of 2000, inflation for the second quarter looked to be softening. The

Clearwater Investment Trust
August 10, 2001
Page 3

Kennedy Capital Management (continued)

     overall GDP price index rose at a 2.3% annual rate in the second quarter, which was down from 3.2% pace in the first quarter. Inflation should remain mild as energy price-pressures continue to decline and the weak economy takes some time to improve. A benign inflation environment should allow the Fed the ability to continue to stimulate the economy periodically if signs of improvement do not appear in the second half of 2001. A vigilant and accommodative Fed will be an important ally for small cap investors.

     Consumers continue to spend and Washington is pitching in with its round of tax cuts coming to consumers in the fall. Consumer spending increased at 2.1% in the second quarter albeit it a slower rate than the 3% rate in the first quarter. Employment, income, wealth changes, and confidence are the main fundamentals we are watching and all appear to be solid. If these elements sustain, then the path for improving GDP growth should look less troublesome.

     The inventory buildups of the last two years are correcting. The first half of 2001 has seen a marked readjustment. Inventory stockpiles declined $26.9 billion in the second quarter after a $27.1 billion reduction in the first quarter. The inventory to sales ratio is being lowered substantially. There is a good possibility that the correction underway will go a bit further, but an end should be close at hand. We expect industrial and manufacturing activity should receive an immediate boost when it does.

     KCM does not profess to have any special expertise at forecasting the U.S economy; however, we do see signs that are leading us to become more optimistic. We will continue our pursuit to invest in the unrecognized, but attractive stocks in the small cap arena that provide unique appreciation potential. At this time, we are encouraged to find the number of candidates in our universe continues to grow.

Sit Fixed Income Advisors II, LLC, the subadvisor for the Tax-Exempt Bond Fund, made the following comments:

     The first half of 2001 was an unusual period for the bond market. Short-term interest rates fell precipitously, as the Federal Reserve, in one of its most aggressive easing programs ever, cut the federal funds rate six times by a total of 2.75%. Municipal bond yields, however, as measured by the Bond Buyer Index of long-term high-grade municipals, were only slightly lower during the six-month period, falling just 9 basis points to 5.38% on June 30. With the yield curve steepening, investors have been inclined to reach longer in maturity and down in quality to find acceptable yields. The Fund's performance benefited from maintaining its duration at the longer end of its targeted intermediate-term duration range as well as from its emphasis on healthcare and other revenue bonds rated below "AA" in quality.

     The economy slowed dramatically in the latter part of 2000, and, despite the aggressive easing by the Federal Reserve in the first half of 2001, the weakness has persisted, with only moderate improvement now expected in the second half of the year. Many Sit Fixed Income Advisors II, LLC (continued)

     economists now expect the slow growth to continue, accompanied by at least one additional short-term interest rate reduction by the Federal Reserve. The supply of municipal bonds has been heavy in 2001, up 38% over 2000, as lower short-term rates have enabled many issuers to advance refund existing debt. Retail investor demand has remained robust, while institutional demand has started to percolate. These trends should produce relatively stable municipal bond yields over the second half of the year. Demand should continue to be strong for lower-rated and non-rated bonds as investors reach for yield in the current interest rate environment. The Fund is positioned to take advantage of this

Clearwater Investment Trust
August 10, 2001
Page 4

     environment given its emphasis on "A" and "BBB" rated bonds and its use of non-rated bonds. Investment of new cash flows will be focused on maturities in the 4-15 year range.



Clearwater Investment Trust              Clearwater Management Company
---------------------------              ------------------------------
P. W. Pascoe, President and CEO          P. W. Pascoe, Chairman and Treasurer
F. T. Weyerhaeuser, V. P. and Secretary  W. T. Weyerhaeuser, V. P. and Secretary
L. R. Jones                              Samuel B. Carr, Jr.
L. H. King                               W. John Driscoll
C. W. Rasmussen                          E. D. Hlavka
L. R. Rasmussen                          C. W. Morley
                                         R. J. Phares
                                         F. W. Piasecki
                                         D. C. Titcomb
                                         G. H. Weyerhaeuser, Jr.

                          CLEARWATER INVESTMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2001                                                                             GROWTH     SMALL CAP     TAX-EXEMPT
                                                                                           FUND         FUND      BOND FUND
ASSETS

Investments in securities, at market value (note 2)
  (identified cost:  $80,563,373 Growth Fund;  $74,842,831 Small Cap Fund;
     $72,942,616 Tax-Exempt Bond Fund)                                                $143,525,509  $79,481,903  $74,573,884
Cash                                                                                         1,300            0            0
Receivable for investment securities sold                                                  108,000    1,742,342      693,488
Accrued dividend and interest receivable                                                   114,457       38,333    1,179,431
                                                                                        -----------  -----------  -----------

                                                             TOTAL ASSETS              143,749,266   81,262,578   76,446,803

LIABILITIES

Payables for investment securities purchased                                                     0    1,419,692            0
Payables for investment shares repurchased                                                       0            0       25,000
Dividend distribution payable                                                                    0            0      168,980
Accrued management fee                                                                     160,929      260,265      112,905
                                                                                        -----------  -----------  -----------

                                                         TOTAL LIABILITIES                 160,929    1,679,957      306,885

NET ASSETS                                                                            $143,588,337  $79,582,621  $76,139,918
                                                                                        ===========  ===========  ===========




CAPITAL

Capital stock and additional paid-in capital
  (authorized unlimited number of shares at no par value for each Fund:
   outstanding 5,787,564; 5,578,379 and 7,354,743 shares, respectively (note 2))       $73,789,888  $69,635,796  $73,692,819
Accumulated net income                                                                     516,351      625,085            0
Accumulated net realized gain                                                            6,319,961    4,682,668      815,831
Unrealized appreciation of investments                                                  62,962,137    4,639,072    1,631,268
                                                                                        -----------  -----------  -----------

NET ASSETS                                                                            $143,588,337  $79,582,621  $76,139,918
----------
                                                                                        ===========  ===========  ===========

Net asset value per share of outstanding capital stock                                     $ 24.81      $ 14.27      $ 10.35


See accompanying notes to financial statements    1

                          CLEARWATER INVESTMENT TRUST

STATEMENTS OF OPERATIONS

                          CLEARWATER INVESTMENT TRUST

For Period Ended June 30, 2001                                                             GROWTH     SMALL CAP   TAX-EXEMPT
                                                                                            FUND        FUND       BOND FUND
INVESTMENT INCOME
  Income:
     Dividends (net of foreign taxes withheld of $2890, $5081 and $0, respectively)       $814,834   $1,002,469     $120,731
     Interest                                                                               26,921      126,320    2,244,157
                                                                                        -----------  -----------  -----------

TOTAL INCOME                                                                               841,755    1,128,789    2,364,888

     Expenses:  (note 5)
          Investment advisory fee                                                          325,404      503,704      223,775
                                                                                        -----------  -----------  -----------

TOTAL EXPENSES                                                                             325,404      503,704      223,775

                                                          NET INVESTMENT INCOME            516,351      625,085    2,141,113

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on security transactions                                             6,319,961    4,682,668      815,831
  Unrealized appreciation(depreciation) during the period                              (18,693,342)   1,363,518     (296,906)
                                                                                        -----------  -----------  -----------

                                                        NET GAIN ON INVESTMENTS        (12,373,381)   6,046,186      518,925
                                                                                        -----------  -----------  -----------

                                NET INCREASE(DECREASE)IN ASSETS FROM OPERATIONS       ($11,857,030)  $6,671,271    $2,660,038
                                                                                        ===========  ===========  ===========








STATEMENTS OF CHANGES IN NET ASSETS

For Period Ended June 30, 2001                              GROWTH FUND              SMALL CAP FUND         TAX-EXEMPT BOND FUND
                                                      06/30/2001   12/31/2000   06/30/2001   12/31/2000   06/30/2001    12/31/2000*
                                                      ----------   ----------   ----------   ----------   ----------    -----------
OPERATIONS
  Net investment income(loss)                          $516,351      $898,271     $625,085    ($191,671)  $2,141,113    $3,721,100
  Net realized gain on investments                    6,319,961    22,483,223    4,682,668   15,278,971      815,831       243,310
  Unrealized appreciation(depreciation)
  during the period                                 (18,693,342)  (26,911,509)   1,363,518   (9,262,752)    (296,906)    1,928,174
                                                     -----------   -----------  -----------  -----------  -----------   -----------

NET INCREASE(DECREASE IN NET ASSETS FROM OPERATIONS (11,857,030)   (3,530,015)    6,671,271    5,824,548    2,660,038    5,892,584

DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income                                       0      (900,445)            0            0   (2,141,456)  (3,721,100)
  Net realized gain on investments                            0   (22,183,642)            0  (15,029,942)           0     (241,038)
                                                     -----------   -----------   -----------  -----------  -----------  -----------
                TOTAL DISTRIBUTIONS TO SHAR0HOLDERS           0   (23,084,087)            0  (15,029,942)  (2,141,456)  (3,962,138)

CAPITAL SHARE TRANSACTIONS (note 4)
  Proceeds from shares sold                           2,455,250     1,628,890     6,076,661    8,969,909     5,224,560  76,647,175
  Reinvestment of distributions from net investment
  income and gain                                             0    12,752,172             0   11,063,871     1,122,192   2,074,190
  Payments for shares redeemed                       (1,821,096)   (2,868,331)   (1,061,000)  (2,128,480)   (4,819,646) (6,557,591)
                                                     -----------   -----------   -----------  -----------   ----------- -----------

          INCREASE IN NET ASSETS FROM CAPITAL SHARE
                                       TRANSACTIONS     634,154    11,512,731     5,015,661   17,905,300     1,527,106  72,163,774
                                                     -----------   -----------   -----------  -----------   ----------- -----------

             TOTAL INCREASE(DECREASE) IN NET ASSETS (11,222,876)  (15,101,371)   11,686,932    8,699,906     2,045,688  74,094,220

NET ASSETS
  At the beginning of the period                    154,811,213   169,912,584   67,895,689   59,195,783   74,094,230            10
                                                    ------------  ------------  -----------  -----------  -----------   -----------

  At the end of the period                         $143,588,337  $154,811,213  $79,582,621  $67,895,689  $76,139,918   $74,094,230
                                                    ============  ============  ===========  ===========  ===========   ===========

  Undistributed Net Income                             $527,258       $10,907      $625,085           $0           $0            $0
                                                    ============  ============   ===========  ===========  ===========   ===========



*Period from January 14, 2000 (commencement of operations) through December 31, 2000.






See accompanying notes to financial statements    2

                          CLEARWATER INVESTMENT TRUST

                         Notes to Financial Statements

(1)   Organization

          Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open-end management investment company and presently includes three series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund (the funds). The Trust's declaration of trust permits the board of directors to create additional funds in the future. The investment objective of the Clearwater Growth and Small Cap Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital.

          The Clearwater Tax-Exempt Bond Fund commenced operations on January 14, 2000. Prior to this date, the Chairman of Clearwater Management Company purchased one share of capital stock at $10.00 per share.

          The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000 Index, an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the fund's portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the fund's policy to minimize realization of taxable gains.

          The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000 Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index.

          The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

(2)   Summary of Significant Accounting Policies

      The significant accounting policies followed by the funds are as follows:

          Investments in Securities

          Investments in equity securities are valued at the last sales price on the principal exchange or market where they are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

          Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of original issue discount and premium, is accrued daily.


          Federal Taxes

          The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar year basis the Trust intends to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

          Net investment income and net realized gains (losses) for the funds my differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds.

          On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

                                                          Clearwater
                                                        Small Cap Fund
          -----------------------------------------------------------------
          Undistributed net income                  $          191,671
          Accumulated net realized gains                      (187,169)
          Additional paid-in capital                            (4,502)


          Distributions to Shareholders

          Distributions to shareholders from net investment income, if any, are declared annually for the Clearwater Growth and Small Cap Funds and declared daily, payable monthly, for the Clearwater Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.


          Use of Estimates

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.



(3)   Investment Security Transactions

          Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the period ended June 30, 2001, were as follows:
                                                Purchases       Sales proceeds
          ---------------------------------------------------------------------
          Clearwater Growth Fund               $31,458,382         $39,506,363
          Clearwater Small Cap Fund             52,361,515          48,718,402
          Clearwater Tax-Exempt Bond Fund       12,417,855          14,874,099

(4)   Capital Share Transactions

          Transactions in shares of each fund for the period ended June 30, 2001 and the year ended December 31, 2000, were as follows:

                                                     Clearwater                            Clearwater
                                                     Growth Fund                         Small Cap Fund
                                         ----------------------------------------------------------------------
                                           06/30/2001        12/31/2000             06/30/2001     12/31/2000

          -----------------------------------------------------------------------------------------------------
          Sold                                 97,285            48,866                436,691         516,319
          Issued for reinvested
            distributions                           0           481,214                      0         910,606

          Redeemed                            (72,755)          (86,738)               (75,492)       (121,890)

          -----------------------------------------------------------------------------------------------------
          Increase                             24,530           443,342                361,199       1,305,035
          -----------------------------------------------------------------------------------------------------



                                                                 Clearwater Tax-Exempt
                                                                       Bond Fund
                                                        ---------------------------------------
                                                             06/30/2001             12/31/2000*

                   ----------------------------------------------------------------------------
                   Sold                                         504,822              7,652,562
                   Issued for reinvested
                     distributions                              108,554                204,469

                   Redeemed                                    (465,669)              (649,995)

                   ----------------------------------------------------------------------------
                   Increase                                     147,707              7,207,036
                   ----------------------------------------------------------------------------



          * Period from January 14, 2000 (commencement of operations) through December 31, 2000.

(5)   Expenses and Related Party Transactions

          The Trust has a contract for investment advisory services with Clearwater Management Company, a management firm of which the Trust's President and treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund pay a fee equal to an annual rate of .45%, 1.35% and .60% of average net assets, respectively. Clearwater Management Company is responsible for the payment or reimbursement of all the Funds' expenses, except brokerage, taxes, interest and extraordinary expenses.

          The management firm has entered into a sub-advisory contract with an independent investment advisory firm for each fund to provide daily investment management services. The sub-advisory fee for the Clearwater Growth Fund, payable to Parametric Portfolio Associates, is equal to an annual rate of 0.15% of net assets. The sub-advisory fee for the Clearwater Small Cap Fund, payable to Kennedy Capital Management, Inc., is equal to an annual rate of 0.85% of the first $50 million in net assets and then decreasing to 0.80% of net assets in excess of $50 million. The sub-advisory fee for the Clearwater Tax-Exempt Bond Fund, payable to SIT Fixed Income Advisers II, LLC, is equal to an annual rate of .40% on the first $20 million in net assets and then decreasing in reduced percentages to .20% of net assets in excess of $75 million.



(6)   New Accounting Pronouncement

          In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning December 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

(7)  Financial Highlights

       Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the period and selected information for each period is as follows:

Clearwater Growth Fund
                                                 June 30,                Year ended December 31,
                                                           ---------------------------------------------------
                                                   2001      2000       1999      1998     1997(b)    1996

       -------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year            26.86     31.94      25.92     21.17     17.88     17.01
       -------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)               0.09      0.16       0.11      0.09     (0.01)    (0.01)
            Net realized and unrealized gains(loss)  (2.14)    (0.87)      6.18      4.71      5.08      3.68

       -------------------------------------------------------------------------------------------------------
              Total from investment
                operations                           (2.05)    (0.71)      6.29      4.80      5.07      3.67

       -------------------------------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income         0.00     (0.17)     (0.14)    (0.05)     0.00      0.00
         Distributions from net realized gains        0.00     (4.20)     (0.09)     0.00     (1.78)    (2.80)
         Return of capital                            0.00      0.00      (0.04)     0.00      0.00      0.00

       -------------------------------------------------------------------------------------------------------
              Total distributions                     0.00     (4.37)     (0.27)    (0.05)    (1.78)    (2.80)

       -------------------------------------------------------------------------------------------------------
       Net asset value, end of year                  24.81     26.86      31.94     25.92     21.17     17.88

       -------------------------------------------------------------------------------------------------------
       Total return(a)                               (7.6%)    (2.0%)     24.3%     22.7%     28.4%     21.6%

       Net assets, end of year (000s omitted)      143,588   154,811    169,913   134,773   106,859    93,922

       Ratio of expenses to average net assets       0.22%     0.45%      0.45%     0.45%     0.98%     1.08%

       Ratio of net investment income (loss) to
         average net assets                          0.35%     0.52%      0.39%     0.39%    (0.06%)   (0.07%)

       Portfolio turnover rate (excluding short-
         term securities)                           21.39%    57.28%     12.19%     3.65%    38.16%    75.90%


     (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

     (b) Effective November 1, 1997, Parametric Portfolio Associates became the subadvisor for the fund.

Clearwater Small Cap Fund
                                                 June 30,               Year ended December 31,
                                                           ---------------------------------------------------
                                                   2001      2000       1999      1998      1997      1996

       -------------------------------------------------------------------------------------------------------
       Net asset value, beginning of year            13.01     15.13      13.08     15.24     12.74     11.47
       -------------------------------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income(loss)               0.11     (0.04)     (0.05)    (0.04)    (0.02)     0.00
            Net realized and unrealized gains(losses) 1.15      1.41       3.57     (1.04)     5.14      1.71

       -------------------------------------------------------------------------------------------------------
              Total from investment
                operations                            1.26      1.37       3.52     (1.08)     5.12      1.71

       -------------------------------------------------------------------------------------------------------
       Less distributions:
         Excess distributions from net invest income  0.00      0.00       0.00      0.00      0.00     (0.01)
         Distributions from net realized gains        0.00     (3.49)     (1.47)    (1.08)    (2.62)    (0.42)
         Return of capital                            0.00      0.00       0.00      0.00      0.00     (0.01)

       -------------------------------------------------------------------------------------------------------
              Total distributions                     0.00     (3.49)     (1.47)    (1.08)    (2.62)    (0.44)

       -------------------------------------------------------------------------------------------------------
       Net asset value, end of year                  14.27     13.01      15.13     13.08     15.24     12.74

       -------------------------------------------------------------------------------------------------------
       Total return(a)                                9.7%     10.7%     27.30%     (7.1%)    40.2%     15.0%

       Net assets, end of year (000s omitted)       79,583    67,896     59,196    39,217    40,838    32,774

       Ratio of expenses to average net assets       0.67%     1.35%      1.34%     1.36%     1.35%     1.37%

       Ratio of net investment income (loss) to
         average net assets                          0.83%    (0.27%)    (0.35%)   (0.26%)   (0.17%)    0.00%

       Portfolio turnover rate (excluding short-
         term securities)                           68.64%   149.01%    112.63%    88.27%    92.22%    89.25%


     (a) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

Clearwater Tax-Exempt Bond Fund
                                                 June 30,     Year ended December 31,
                                                           -------------------------------
                                                   2001               2000 (a)

       -----------------------------------------------------------------------------------
       Net asset value, beginning of period          10.28                10.00
       -----------------------------------------------------------------------------------
       Income from investment
         operations:
            Net investment income                     0.29                 0.52
            Net realized and unrealized gains         0.07                 0.31

       -----------------------------------------------------------------------------------
              Total from investment
                operations                            0.36                 0.83

       -----------------------------------------------------------------------------------
       Less distributions:
         Dividends from net investment income        (0.29)               (0.52)
         Excess distributions from net invest income  0.00                 0.00
         Distributions from net realized gains        0.00                (0.03)
         Return of capital                            0.00                 0.00

       -----------------------------------------------------------------------------------
              Total distributions                    (0.29)               (0.55)

       -----------------------------------------------------------------------------------
       Net asset value, end of year                  10.35                10.28

       -----------------------------------------------------------------------------------
       Total return(b)                                3.6%                 8.9%

       Net assets, end of year (000s omitted)       76,140               74,094

       Ratio of expenses to average net assets       0.30%                0.60% (c)

       Ratio of net investment income (loss) to
         average net assets                          2.86%                5.72% (c)

       Portfolio turnover rate (excluding short-
         term securities)                           17.36%               23.86%


     (a) For the period from January 14, 2000 (commencement of operations) to December 31, 2000.

     (b) Total return figures are based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

     (c)  Annualized.

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

COMMON STOCKS

CONSUMER DISCRETIONARY
                       1,250     ABERCROMBIE AND FITCH CO (b)                         12,875.00        55,625.00
                       2,400     AMAZON COM INC (b)                                   26,250.00        33,960.00
                         150     AMERICAN EAGLE OUTFITTERS INC                         1,674.75         5,286.00
                      49,700     AOL TIME WARNER INC (b)                           2,259,557.61     2,634,100.00
                      20,124     AT & T - LIBERTY MEDIA GROUP CL A                   331,683.32       351,968.76
                       1,250     BELO CORP                                            18,687.50        23,550.00
                         800     BEST BUY CO INC (b)                                  32,581.60        50,816.00
                       1,300     CABLEVISION NY GROUP CLASS A (b)                     84,179.47        76,050.00
                         650     CABLEVISION SYS CORP (b)                             14,086.03        16,770.00
                       3,300     CENTEX CORP                                          74,691.79       134,475.00
                       2,700     CHARTER COMMUNICATIONS INC DEL (b)                   60,851.51        63,045.00
                       3,000     CLEAR CHANNEL COMMUNICATIONS (b)                    169,428.90       188,100.00
                      22,400     COMCAST CORP (b)                                    867,432.58       972,160.00
                       1,800     COSTCO WHSL CORP NEW (b)                             39,156.25        73,944.00
                       1,900     DANA CORP                                            35,199.97        44,346.00
                      11,450     DISNEY WALT CO                                      361,612.02       330,790.50
                       4,400     EBAY INC (b)                                        145,400.20       301,356.00
                         100     FEDERATED DEPT STORES INC DEL (b)                     2,631.00         4,250.00
                      15,619     FORD MTR CO DEL                                     433,285.22       383,446.45
                         100     FORTUNE BRANDS INC                                    2,395.94         3,836.00
                       5,662     GAP INC                                             142,957.49       164,198.00
                       4,700     GENERAL MTRS CORP                                   272,473.94       302,445.00
                       4,200     GENERAL MTRS CORP Class H                            80,157.00        85,050.00
                      12,200     GOODYEAR TIRE AND RUBBER                            233,451.88       341,600.00
                      30,300     HARLEY DAVIDSON INC                                 177,520.13     1,426,524.00
                         101     HILTON HOTELS CORP                                      884.91         1,171.60
                       5,350     HOLLINGER INTERNATIONAL INC                          62,343.02        73,562.50
                      53,850     HOME DEPOT INC                                       35,120.60     2,506,717.50
                         100     JOHNSON CTLS INC                                      5,136.19         7,247.00
                      19,900     KOHLS CORP (b)                                      159,136.00     1,248,327.00
                       1,300     LOWES COS INC                                        78,149.50        94,315.00
                         100     MANDALAY RESORT GROUP (b)                             1,956.00         2,740.00
                      27,800     MARRIOTT INTL INC NEW                               233,194.21     1,316,052.00
                         100     MAY DEPT STORES CO                                    2,371.25         3,426.00
                       4,600     MCDONALDS CORP                                      144,143.76       124,476.00
                         400     MCGRAW HILL COS INC                                  16,537.00        26,460.00
                       2,700     METRO GOLDWYN MAYER INC NEW (b)                      45,478.26        61,155.00
                       5,500     NEW YORK TIMES CO                                   226,118.75       231,000.00
                       4,900     PEGASUS COMMUNICATIONS CORP (b)                     128,417.73       110,250.00
                         200     STARBUCKS CORP (b)                                    3,287.50         4,600.00
                       5,800     TARGET CORP                                         144,789.48       200,680.00
                       2,000     TRICON GLOBAL RESTAURANTS INC (b)                    60,495.00        87,800.00
                         100     UNITED RENTALS INC (b)                                1,399.75         2,595.00
                       2,200     UNIVISION COMMUNICATIONS INC (b)                     87,669.56        94,116.00
                         100     VENATOR GROUP INC (b)                                 1,181.00         1,530.00
                      26,017     VIACOM INC (b)                                    1,197,303.28     1,346,379.75
                       1,760     VISTEON CORP                                         27,088.51        32,348.80
                      27,800     WAL MART STORES INC                               1,316,635.22     1,356,640.00
                       3,600     WHIRLPOOL CORP                                      155,817.45       225,000.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                  10,014,875.03    17,226,280.86          12.00%

 See accompanying notes to investments in securities        11       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

CONSUMER STAPLES
                       3,000     ANHEUSER BUSCH COS INC                              133,867.50       123,600.00
                         150     AVON PRODS INC                                        4,930.88         6,942.00
                      35,900     COCA COLA CO                                      1,078,433.25     1,615,500.00
                       7,800     COLGATE PALMOLIVE CO                                394,851.80       460,122.00
                         100     CONAGRA INC                                           1,793.50         1,981.00
                         200     CVS CORP                                             11,167.20         7,720.00
                         400     GENERAL MLS INC                                      12,499.50        17,512.00
                      31,300     GILLETTE CO                                         521,499.35       907,387.00
                       1,050     IBP INC                                              15,072.33        26,512.50
                       2,750     KIMBERLY CLARK CORP                                 142,946.29       153,725.00
                       7,450     KROGER CO (b)                                       125,942.54       186,250.00
                       8,150     PEPSICO INC                                         306,286.40       360,230.00
                      45,450     PHILIP MORRIS COS INC                             1,053,366.02     2,306,587.50
                      15,000     PROCTER & GAMBLE CO                                 564,654.60       957,000.00
                       8,000     QUAKER OATS CO                                      656,450.40       730,000.00
                         100     REYNOLDS R J TOB HLDGS INC                            1,699.75         5,460.00
                       1,600     SAFEWAY INC (b)                                      47,173.04        76,800.00
                         100     SARA LEE CORP                                         1,919.19         1,894.00
                       7,900     SYSCO CORP                                          121,024.50       214,485.00
                       2,200     UST INC                                              55,269.50        63,492.00
                      36,800     WALGREEN CO                                         452,510.94     1,256,720.00
                       3,600     WRIGLEY WM JR CO                                    125,320.50       168,660.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   5,828,678.98     9,648,580.00           6.72%
ENERGY
                       3,050     AMERADA HESS CORP                                   176,480.02       246,440.00
                       1,773     ANADARKO PETE CORP                                   62,488.50        95,795.19
                       1,450     APACHE CORP                                          61,627.61        73,587.50
                      16,530     BP PLC (d)                                          472,680.46       824,020.50
                       5,450     BURLINGTON RES INC                                  178,458.36       217,727.50
                       4,400     CHEVRON CORP                                        377,692.85       398,200.00
                       5,280     CONOCO INC                                          104,244.85       152,592.00
                         639     DEVON ENERGY CORPORATION NEW                         25,737.35        33,547.50
                       4,250     EOG RESOURCES INC                                    80,823.95       151,087.50
                      40,860     EXXON MOBIL CORP                                  3,289,012.85     3,569,121.00
                       1,800     HALLIBURTON CO                                       70,947.00        64,080.00
                         600     MURPHY OIL CORP                                      32,054.76        44,160.00
                       2,900     NOBLE AFFILIATES INC                                 74,136.48       102,515.00
                      16,450     OCCIDENTAL PETE CORP                                308,653.00       437,405.50
                         100     OCEAN ENERGY INC TEX                                  1,243.50         1,745.00
                       5,650     PHILLIPS PETE CO                                    241,079.85       322,050.00
                      15,490     SCHLUMBERGER LTD                                    369,965.05       815,548.50
                       4,850     SUNOCO INC                                          109,368.96       177,655.50
                         800     TIDEWATER INC                                        26,787.52        30,160.00
                       9,692     TRANSOCEAN SEDCO FOREX INC                          182,407.13       399,795.00
                       1,150     ULTRAMAR DIAMOND SHAMROCK                            24,284.66        54,337.50
                       3,350     UNOCAL CORP                                          91,904.24       114,402.50
                       1,400     USX MARATHON GROUP                                   38,626.28        41,314.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   6,400,705.23     8,367,287.19           5.83%

 See accompanying notes to investments in securities        12       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

FINANCIALS
                         600     AFLAC INC                                            10,336.74        18,894.00
                       1,000     AMB PPTY CORP                                        20,197.50        25,760.00
                      11,100     AMERICAN EXPRESS CO                                 425,619.49       430,680.00
                       1,600     AMERICAN GEN CORP                                    41,298.00        74,320.00
                      37,090     AMERICAN INTL GROUP INC                             444,042.54     3,189,740.00
                         950     AON CORP                                             25,856.97        33,250.00
                       3,300     ASTORIA FINL CORP                                    87,762.51       181,500.00
                      11,300     BANK AMER CORP                                      544,360.11       678,339.00
                       5,700     BANK NEW YORK INC                                   291,244.84       273,600.00
                      16,550     BANK ONE CORP                                       510,752.86       592,490.00
                       4,700     BANKNORTH GROUP INC NEW                              86,563.19       106,455.00
                         300     CAPITAL ONE FINL CORP                                13,724.25        18,000.00
                         100     CATELLUS DEV CORP (b)                                 1,356.00         1,745.00
                       6,877     CHARTER ONE FINL INC                                126,040.11       219,376.30
                      57,600     CITIGROUP INC                                       737,334.09     3,043,584.00
                       5,100     COMERICA INC                                        304,184.40       293,760.00
                       5,150     COMMERCIAL FED CORP                                  78,155.88       118,965.00
                       6,800     CONSECO INC (b)                                      86,279.08        92,820.00
                       1,550     COUNTRYWIDE CR INDS INC                              40,480.57        71,114.00
                       1,600     DIME BANCORP INC NEW                                 22,468.20        59,600.00
                       1,600     DIME BANCORP INC NEW WARRANTS                                -           448.00
                       3,000     E TRADE GROUP INC (b)                                21,900.00        19,350.00
                      20,400     FEDERAL HOME LN MTG CORP                             62,413.10     1,428,000.00
                       9,500     FEDERAL NATL MTG ASSN                               669,959.25       808,925.00
                         100     FELCOR LODGING TR INC                                 2,031.00         2,340.00
                         900     FIFTH THIRD BANCORP                                  26,025.00        54,045.00
                       1,850     FIRST TENN NATL CORP                                 34,167.28        64,213.50
                      13,200     FIRST UN CORP                                       377,362.92       461,208.00
                       9,700     FLEETBOSTON FINL CORP                               305,140.64       382,665.00
                      17,400     FRANKLIN RES INC                                    321,439.55       796,398.00
                      10,000     GENERAL GROWTH PPTYS INC                            371,969.00       393,600.00
                       6,200     GOLDEN ST BANCORP INC                                97,206.64       190,960.00
                       1,100     GOLDMAN SACHS GROUP INC                              97,201.50        94,380.00
                       1,250     GREENPOINT FINL CORP                                 30,617.75        48,000.00
                       3,700     HELLER FINL INC                                      66,390.58       148,000.00
                         100     HIBERNIA CORP                                         1,081.00         1,780.00
                      11,650     HOST MARRIOTT CORP NEW                              103,567.34       145,858.00
                       4,350     HOUSEHOLD INTL INC                                  166,173.67       290,145.00
                       3,800     ISTAR FINL INC                                       75,215.28       107,160.00
                      43,740     J P MORGAN CHASE & CO                             1,636,987.17     1,950,804.00
                      12,100     KEYCORP NEW                                         225,332.25       315,205.00
                       1,750     LA QUINTA PPTYS INC (b)                               3,605.00         9,065.00
                       3,100     LEHMAN BROTHERS HLDGS INC                           174,030.34       241,025.00
                       2,700     LINCOLN NATL CORP IN                                 82,662.12       139,725.00
                       2,100     LOEWS CORP                                           49,966.14       135,303.00
                         260     M & T BK CORP                                        10,975.91        19,630.00
                         950     MARSH & MCLENNAN COS INC                             48,954.50        95,950.00
                       2,150     MBNA CORP                                            77,111.64        70,842.50
                       1,800     MELLON FINL CORP                                     46,904.04        82,800.00
                       2,600     MERRILL LYNCH & CO INC                              138,565.44       154,050.00
                      12,500     MGIC INVT CORP WIS                                  300,375.00       908,000.00
                       5,200     MORGAN STANLEY DEAN WITTER&CO                       431,877.56       333,996.00
                      13,850     NATIONAL CITY CORP                                  239,683.94       426,303.00

 See accompanying notes to investments in securities        13       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

FINANCIALS (Cont'd)
                         100     NATIONAL COMM FINL CORP                               1,675.00         2,437.00
                         100     NATIONWIDE FINL SVCS INC                              2,793.50         4,365.00
                         100     NORTH FORK BANCORPORATION INC                         1,618.50         3,100.00
                         400     NORTHERN TRUST CORP                                  14,850.00        25,000.00
                         100     POPULAR INC                                           2,024.75         3,294.00
                      29,500     PRICE T ROWE GROUP INC                              409,543.25     1,103,005.00
                       7,300     PROVIDIAN FINL CORP                                 343,400.52       432,160.00
                         100     REGIONS FINL CORP                                     2,154.75         3,200.00
                         100     ROSLYN BANCORP INC                                    1,700.00         2,630.00
                         900     SCHWAB CHARLES CORP                                  25,132.32        13,770.00
                       1,300     SIMON PPTY GROUP INC NEW                             32,715.67        38,961.00
                       4,200     SOVEREIGN BANCORP INC                                32,180.88        54,600.00
                         800     SPIEKER PPTYS INC                                    39,902.48        47,960.00
                       1,000     STATE STREET CORPORATION                             28,217.50        49,490.00
                      28,700     TCF FINANCIAL CORP                                  499,117.25     1,329,097.00
                      13,800     US BANCORP DEL                                      289,361.16       314,502.00
                         100     USA ED INC                                            3,031.00         7,300.00
                       1,850     UNION PLANTERS CORP                                  53,751.57        80,660.00
                       2,900     UNUMPROVIDENT CORP                                   41,036.45        93,148.00
                      16,500     WASHINGTON MUT INC                                  265,978.90       619,575.00
                      43,300     WELLS FARGO & CO NEW                                979,012.37     2,010,419.00
                       6,100     WILMINGTON TR CORP                                  354,129.40       382,165.00
                      11,600     XL CAPITAL LTD                                      147,900.00       952,360.00
                         100     ZIONS BANCORP                                         4,146.88         5,900.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                  13,770,323.98    27,423,264.30          19.10%
HEALTHCARE
                       8,200     ABBOTT LABS                                         299,055.09       393,682.00
                       9,300     AETNA INC (b)                                       346,102.44       240,591.00
                       7,350     AMERICAN HOME PRODUCTS CORP                         359,932.57       429,534.00
                      29,100     AMGEN INC (b)                                       120,073.50     1,765,788.00
                       1,800     BAXTER INTL INC                                      40,763.56        88,200.00
                      17,700     BIOGEN INC (b)                                      257,440.31       962,172.00
                      15,950     BRISTOL MYERS SQUIBB CO                             912,795.48       834,185.00
                         800     CIGNA CORP                                           45,024.00        76,656.00
                         180     EDWARDS LIFESCIENCES CORP (b)                         1,871.69         4,744.80
                      16,200     ELAN PLC (b)                                        226,249.55       988,200.00
                       3,152     GLAXOSMITHKLINE PLC (d)                              76,078.70       177,142.40
                       1,400     GUIDANT CORP (b)                                     44,560.75        50,400.00
                         850     HCA INC                                              19,619.79        38,411.50
                      30,050     HEALTHSOUTH CORP (b)                                181,158.70       479,898.50
                      33,000     JOHNSON & JOHNSON                                   364,435.12     1,650,000.00
                      19,000     LILLY ELI & CO                                      794,112.40     1,406,000.00
                      37,000     MEDTRONIC INC                                       138,063.19     1,702,370.00
                      22,500     MERCK & CO INC                                    1,606,802.56     1,437,975.00
                       1,600     MYLAN LABS INC                                       35,895.04        45,008.00
                       1,100     OXFORD HEALTH PLANS INC (b)                          29,783.16        31,460.00
                     108,300     PFIZER INC                                          371,455.94     4,337,415.00
                      24,523     PHARMACIA CORP                                      385,185.40     1,126,831.85
                       4,800     SCHERING PLOUGH CORP                                202,376.12       173,952.00
                      21,200     STRYKER CORP                                        163,637.50     1,162,820.00
                       3,200     UNITEDHEALTH GROUP INC                              173,310.08       197,600.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   7,195,782.64    19,801,037.05          13.79%

 See accompanying notes to investments in securities        14       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

INDUSTRIALS
                       2,750     ALLIED WASTE INDUSTRIES INC (b)                      16,321.25        51,370.00
                       1,350     BLOCK H & R INC                                      43,697.48        87,142.50
                      19,000     BOEING CO                                           449,445.00     1,056,400.00
                       2,300     BURLINGTON NORTHN SANTA FE                           53,681.77        69,391.00
                      37,000     CENDANT CORP (b)                                    284,605.76       721,500.00
                         800     CHECKFREE CORP NEW (b)                               31,870.00        28,056.00
                         100     CONCORD EFS INC (b)                                   2,181.00         5,201.00
                         500     CONTINENTAL AIRLS INC (b)                            20,917.50        24,625.00
                      12,250     COOPER INDS INC                                     398,089.56       484,977.50
                      13,175     CRANE CO                                            222,160.04       408,425.00
                       5,100     CSX CORP                                            107,399.88       184,824.00
                       9,400     DUN AND BRADSTREET CORP DEL (b)                     233,620.08       265,080.00
                         750     EMERSON ELEC CO                                      42,260.63        45,375.00
                      17,500     FEDEX CORP (b)                                      350,305.50       703,500.00
                      20,900     FIRST DATA CORP                                     214,585.23     1,342,825.00
                      12,900     FISERV INC (b)                                      174,508.33       825,342.00
                       1,000     FLUOR CORP NEW                                       44,150.00        45,150.00
                         100     GENERAL DYNAMICS CORP                                 6,139.94         7,781.00
                     115,100     GENERAL ELEC CO                                   1,926,440.44     5,611,125.00
                       2,550     GOODRICH CORP                                        71,012.37        96,849.00
                       5,450     HONEYWELL INTL INC                                  247,113.48       190,695.50
                          50     KANSAS CITY SOUTHN INDS INC (b)                         211.67           790.00
                       4,900     LOCKHEED MARTIN CORP                                128,715.45       181,545.00
                         100     MINNESOTA MNG & MFG CO                               10,572.70        11,410.00
                         400     NORTHWEST AIRLS CORP (b)                              7,781.24        10,100.00
                         650     NOVA CORP GA (b)                                      9,190.22        20,442.50
                      29,847     PAYCHEX INC                                          83,983.31     1,193,880.00
                       6,300     PITNEY BOWES INC                                    210,964.32       265,356.00
                         700     POWER ONE INC (b)                                    10,885.00        11,648.00
                      16,100     RAYTHEON CO                                         420,325.29       427,455.00
                         850     REPUBLIC SVCS INC (b)                                 9,307.24        16,872.50
                       7,250     ROCKWELL INTL CORP NEW                              257,598.30       276,370.00
                       3,275     SOUTHWEST AIRLS CO                                   53,382.00        60,554.75
                         850     STEELCASE INC                                         8,991.64        10,157.50
                      24,873     TYCO INTL LTD NEW                                   279,857.98     1,355,578.50
                       1,050     UNION PAC CORP                                       43,934.84        57,655.50
                       2,000     UNITED TECHNOLOGIES CORP                            117,070.80       146,520.00
                       2,750     US AIRWAYS GROUP INC (b)                             63,996.35        66,825.00
                      12,300     USG CORP                                            214,344.72        51,906.00
                       8,650     WASTE MGMT INC DEL                                  135,675.25       266,593.00
                       2,700     YORK INTL CORP                                       57,118.23        94,554.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   7,064,411.79    16,781,847.75          11.69%

INFORMATION TECHNOLOGY
                      41,550     ADC TELECOMMUNICATIONS INC (b)                      212,525.37       274,230.00
                         600     ADOBE SYS INC                                        17,087.52        28,200.00
                       1,000     ADVANCED FIBRE COMMUNICATIONS (b)                    16,375.00        21,000.00
                       8,600     ADVANCED MICRO DEVICES INC (b)                      144,157.50       248,368.00
                       1,258     AGILENT TECHNOLOGIES INC (b)                         58,886.98        40,885.00
                         600     AKAMAI TECHNOLOGIES INC (b)                           4,901.28         5,505.00
                       2,200     ALTERA CORP                                          64,242.86        63,800.00

 See accompanying notes to investments in securities        15       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

INFORMATION TECHNOLOGY (Cont'd)
                      22,500     ANALOG DEVICES INC (b)                              201,805.46       973,125.00
                       6,600     ANTEC CORP (b)                                       58,569.72        81,840.00
                       8,800     APPLIED MATERIALS INC (b)                           412,204.64       432,080.00
                         700     ART TECHNOLOGY GROUP INC (b)                         10,075.66         4,060.00
                      24,500     ASML HOLDING NV (b)                                 149,071.18       545,125.00
                       3,200     ASPECT COMMUNICATIONS INC (b)                        26,178.88        22,368.00
                       2,700     ATMEL CORP (b)                                       26,972.19        36,423.00
                       5,700     AVAYA INC (b)                                        77,995.38        78,090.00
                       3,200     BEA SYS INC (b)                                      97,297.28        98,272.00
                       3,200     BMC SOFTWARE INC (b)                                 60,080.00        72,128.00
                       2,600     BROADVISION INC (b)                                  12,756.38        13,000.00
                       1,300     BROCADE COMMUNICATIONS SYS INC (b)                   38,477.92        57,187.00
                         300     CACHEFLOW INC (b)                                     1,261.89         1,479.00
                     124,550     CISCO SYS INC (b)                                   192,734.20     2,266,810.00
                       2,600     COMMERCE ONE INC DEL (b)                             23,475.92        15,184.00
                      15,700     COMPAQ COMPUTER CORP                                298,441.30       243,193.00
                       2,700     COMPUTER ASSOC INTL INC                              65,740.68        97,200.00
                      12,500     CORNING INC                                         295,665.97       208,875.00
                      25,500     DELL COMPUTER CORP (b)                              739,382.32       666,825.00
                      19,000     DENDRITE INTL INC (b)                                74,950.83       142,500.00
                       1,400     DOUBLECLICK INC (b)                                  14,693.70        19,544.00
                      14,900     E M C CORP MASS (b)                                 947,119.65       432,845.00
                       2,800     ECHELON CORP (b)                                     42,807.52        86,128.00
                       1,900     ELECTRONIC DATA SYS CORP NEW                        102,845.10       118,750.00
                      37,400     ELETRONICS FOR IMAGING INC (b)                      605,390.06     1,103,300.00
                         500     GLOBESPAN SEMICONDUCTOR INC (b)                       9,900.00         7,300.00
                      16,500     HEWLETT PACKARD CO                                  656,348.53       471,900.00
                       2,500     INFOSPACE INC (b)                                     7,656.25         9,600.00
                       2,900     INGRAM MICRO INC (b)                                 38,099.91        42,021.00
                     104,000     INTEL CORP                                          208,329.75     3,042,000.00
                      22,500     INTERNATIONAL BUSINESS MACHS                      2,233,630.60     2,542,500.00
                       1,700     INTERNATIONAL RECTIFIER CORP (b)                     60,035.67        57,970.00
                       2,200     INTERNET CAP GROUP INC (b)                            5,083.10         4,400.00
                       1,500     JABIL CIRCUIT INC (b)                                28,575.00        46,290.00
                       2,100     JUNIPER NETWORKS INC (b)                            109,016.25        65,310.00
                       1,100     KEMET CORP (b)                                       19,349.00        21,791.00
                       2,600     KLA TENCOR CORP (b)                                  86,093.80       152,022.00
                      14,800     LEGATO SYSTEMS INC (b)                               58,221.42       236,060.00
                       3,000     LEXMARK INTL INC (b)                                130,725.60       201,750.00
                       2,200     LINEAR TECHNOLOGY CORP                               91,932.50        97,284.00
                         200     LSI LOGIC CORP (b)                                    3,232.60         3,760.00
                      44,200     LUCENT TECHNOLOGIES INC                             618,567.26       274,040.00
                         700     MACROMEDIA INC (b)                                   13,391.91        12,600.00
                         500     MAXIM INTEGRATED PRODS INC (b)                       26,228.15        22,105.00
                         235     MCDATA CORPORATION (b)                                8,817.65         4,124.25
                       2,800     MICROCHIP TECHNOLOGY INC (b)                         66,924.48        93,604.00
                       5,300     MICRON TECHNOLOGY INC (b)                           204,419.41       217,830.00
                      52,000     MICROSOFT CORP (b)                                   83,073.61     3,796,000.00
                         600     MILLIPORE CORP                                       32,996.28        37,188.00
                         840     MOMENTUM BUSINESS APPLICATIONS (b)                           -        11,424.00
                       1,500     NETWORK APPLIANCE INC (b)                            28,218.75        20,550.00
                         100     NEW FOCUS INC (b)                                     1,665.00           825.00
                         480     NORTEL NETWORKS CORP                                 34,973.84         4,363.20
                       1,800     NOVELLUS SYS INC (b)                                 72,075.06       102,222.00

 See accompanying notes to investments in securities        16       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

INFORMATION TECHNOLOGY (Cont'd)
                       1,900     NVIDIA CORP (b)                                      77,663.07       176,225.00
                         900     OPENWAVE SYS INC (b)                                 22,626.00        31,230.00
                      90,500     ORACLE CORP (b)                                      47,403.09     1,719,500.00
                       5,700     PALM INC (b)                                         75,988.41        34,599.00
                      19,450     PARAMETRIC TECHNOLOGY CORP (b)                      114,876.56       272,105.50
                         100     PEOPLESOFT INC (b)                                    4,486.61         4,923.00
                       1,300     PORTAL SOFTWARE INC (b)                               7,974.72         5,369.00
                         600     POWERWAVE TECHNOLOGIES INC (b)                        8,887.50         8,700.00
                       5,600     QUALCOMM INC (b)                                    361,087.44       327,488.00
                       2,000     QUANTUM CORP (b)                                     23,432.60        20,180.00
                       1,000     REAL NETWORKS INC (b)                                 5,062.50        11,750.00
                       3,000     SANMINA CORP (b)                                     76,041.39        70,230.00
                         100     SAWTEK INC (b)                                        1,767.50         2,353.00
                       2,100     SCIENTIFIC ATLANTA INC                               90,409.20        85,260.00
                       2,200     SIEBEL SYS INC (b)                                   57,327.60       103,180.00
                         950     SILICON GRAPHICS INC (b)                              4,444.41         1,320.50
                       6,100     SOLECTRON CORP (b)                                  122,536.80       111,630.00
                      11,900     SUN MICROSYSTEMS INC (b)                            561,479.89       187,068.00
                      15,600     SUNGARD DATA SYS INC (b)                            355,458.48       468,156.00
                       2,850     SYMBOL TECHNOLOGIES INC                              64,286.31        63,270.00
                         800     SYNOPSYS INC (b)                                     26,567.52        38,712.00
                       3,000     TECH DATA CORP (b)                                   91,068.90       100,080.00
                      22,800     TELLABS INC (b)                                     228,255.00       441,864.00
                       6,400     TERADYNE INC (b)                                    206,377.60       211,840.00
                         600     TERAYON COMMUNICATION SYS (b)                         2,418.78         3,672.00
                       5,100     TEXAS INSTRS INC                                    240,006.00       160,650.00
                      14,800     UNISYS CORP (b)                                     185,888.00       217,708.00
                       4,100     VERITAS SOFTWARE CORP (b)                           222,053.95       272,773.00
                       1,800     VITESSE SEMICONDUCTOR CORP (b)                       70,579.62        37,872.00
                         200     WEBMETHODS INC (b)                                    4,800.00         4,236.00
                      22,450     XILINX INC (b)                                      159,859.38       925,838.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                  13,552,866.55    26,216,934.45          18.26%
MATERIALS
                         500     AIR PRODS & CHEMS INC                                15,855.00        22,875.00
                       2,800     ALCOA INC                                            86,584.85       110,320.00
                         400     BALL CORP                                            12,499.00        19,024.00
                       2,850     BOWATER INC                                         141,150.01       127,509.00
                       7,050     DOW CHEM CO                                         197,653.36       234,412.50
                       8,400     DU PONT E I DE NEMOURS & CO                         382,387.15       405,216.00
                       1,100     EASTMAN CHEM CO                                      46,947.23        52,393.00
                       1,200     ENGELHARD CORP                                       18,240.72        30,948.00
                         350     FMC CORP (b)                                         21,778.37        23,996.00
                      14,508     GEORGIA PAC CORP                                    377,529.80       491,095.80
                       1,150     GEORGIA PAC CORP - Timber GR                         27,250.57        41,112.50
                         100     GREAT LAKES CHEMICAL CORP                             2,756.00         3,085.00
                      15,850     HERCULES INC                                        231,519.37       179,105.00
                      23,000     INTERNATIONAL FLAVOURS                              494,787.50       577,990.00
                       6,531     INTERNATIONAL PAPER CO                              230,601.17       233,156.70
                       5,650     LYONDELL CHEMICAL CO                                 72,488.94        86,897.00
                         700     MEAD CORP                                            19,904.50        18,998.00
                       8,400     NEWMONT MNG CORP                                    116,529.00       156,324.00
                       2,350     PACTIV CORP (b)                                      20,650.39        31,490.00
                       1,100     PHELPS DODGE CORP                                    46,498.43        45,650.00
                       2,450     PPG INDS INC                                         99,172.82       128,796.50
                      18,900     SMURFIT STONE CONTAINER CORP (b)                    210,959.91       306,180.00
                       1,600     SOLUTIA INC                                          20,220.96        20,400.00
                      18,800     USX U S STL GROUP                                   292,465.96       378,820.00
                      11,950     WILLAMETTE INDS INC                                 374,871.50       591,525.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   3,561,302.51     4,317,319.00           3.01%

 See accompanying notes to investments in securities        17       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

TELECOMMUNICATION SERVICES
                         300     ALLTEL CORP                                          17,549.25        18,378.00
                      42,278     AT & T CORP                                       1,000,243.21       930,116.00
                      13,900     BELLSOUTH CORP                                      610,550.63       559,753.00
                       1,900     CENTURYTEL INC                                       47,551.49        57,570.00
                      48,200     CITIZENS COMMUNICATIONS CO (b)                      654,459.60       579,846.00
                       6,280     DEUTSCHE TELEKOM AG (d)                             129,368.00       140,986.00
                       3,800     LEVEL 3 COMMUNICATIONS INC (b)                       65,146.44        20,862.00
                       1,300     MCLEODUSA INC (b)                                    15,168.79         5,967.00
                       8,100     NTL INC (b)                                         246,372.84        97,605.00
                      11,333     QWEST COMMUNICATIONS INTL INC                       518,983.48       361,182.71
                      47,727     SBC COMMUNICATIONS INC                            2,044,671.34     1,911,943.62
                      14,000     SPRINT CORP                                         335,090.00       299,040.00
                       4,700     SPRINT CORP PCS                                      67,670.39       113,505.00
                       2,400     UNITED STATES CELLULAR CORP (b)                     136,995.12       138,360.00
                      28,692     VERIZON COMMUNICATIONS                            1,592,282.53     1,535,022.00
                      34,800     VODAFONE GROUP PLC NEW (d)                          351,196.03       777,780.00
                       1,069     WILLIAMS COMMUNICATIONS GROUP (b)                     4,207.51         3,153.55
                      32,959     WORLDCOM INC/WORLDCOM GRP (b)                       630,733.90       468,017.80
                       1,318     WORLDCOM INC GA NEW (b)                              25,962.06        21,219.80
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   8,494,202.61     8,040,307.48           5.60%
UTILITIES
                       1,600     AES CORP (b)                                         77,145.60        68,880.00
                       5,500     ALLEGHENY ENERGY INC                                246,262.50       265,375.00
                       2,000     AMERICAN ELEC PWR INC                                84,181.20        92,340.00
                       4,900     CALPINE CORP (b)                                    161,353.08       185,220.00
                       5,300     CMS ENERGY CORP                                     112,274.14       147,605.00
                         100     CONECTIV INC                                          1,712.25         2,160.00
                         100     CONSOLIDATED EDISON INC                               3,225.69         3,980.00
                       1,900     CONSTELLATION ENERGY GROUP INC                       76,236.93        80,940.00
                       4,600     DOMINION RES INC VA NEW                             269,243.98       276,598.00
                       4,200     DTE ENERGY CO                                       153,457.50       195,048.00
                       1,700     DUKE ENERGY CO                                       63,344.58        66,317.00
                       5,183     EL PASO CORP                                        131,082.00       272,314.82
                       9,000     ENRON CORP                                          262,275.50       441,000.00
                       9,400     ENTERGY CORP                                        184,382.88       360,866.00
                         175     EXELON CORP                                           7,024.50        11,221.00
                       1,600     GPU INC                                              52,358.01        56,240.00
                         800     KANSAS CITY PWR & LT CO                              19,079.28        19,640.00
                       1,800     KEYSPAN CORP                                         41,676.84        65,664.00
                       2,107     MIRANT CORP (b)                                      61,142.66        72,480.80
                       6,900     NISOURCE INC                                        111,901.44       188,577.00
                       5,200     POTOMAC ELEC PWR CO                                 114,224.76       108,784.00
                         100     PPL CORP                                              2,049.75         5,500.00
                       2,150     PROGRESS ENERGY INC                                  65,685.30        96,578.00
                       6,650     PUGET ENERGY INC                                    135,280.29       174,230.00
                       3,350     RELIANT ENERGY INC                                   75,332.12       107,903.50
                       5,300     SOUTHERN CO                                          93,971.71       123,225.00
                         100     TXU CORP                                              3,360.44         4,819.00
                       1,350     UTILICORP UTD INC                                    23,659.16        41,242.50
                         100     WESTERN RES INC                                       1,556.00         2,150.00
                       1,300     WILLIAMS COS INC                                     42,657.80        42,835.00
                      26,700     WISCONSIN ENERGY CORP                               514,826.73       634,659.00
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------
                                                                                   3,191,964.62     4,214,392.62           2.94%

 See accompanying notes to investments in securities        18       (continued)

                                    CLEARWATER GROWTH FUND

                           SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                    FACE                                                                                             PERCENT
                   AMOUNT                                                                            MARKET             OF
                 OR SHARES                         SECURITY                          COST           VALUE (a)       NET ASSETS
                 ---------                         --------                          ----           ---------       ----------

CASH AND CASH EQUIVALENTS

                    1,300.00     Cash                                                  1,300.00         1,300.00
                1,488,258.75     SSGA Money Market Fund                            1,488,258.75     1,488,258.75           1.04%
                                                                               ----------------- ----------------
                                                                               ----------------- ----------------

Grand Total (c)                                                                   80,563,372.69   143,525,509.45          99.96%
                                                                               ================= ================ ===============
                                                                               ================= ================ ===============

Notes to Investments in Securities

          (a)  Securities are valued in accordance with procedures described in note 2 to the financial statements.

          (b) Currently non-income producing assets.

          (c) At June 30, 2001, the cost for Federal income tax purposes was $80,563,373. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:
                 Gross unrealized appreciation                    66,880,302.47
                 Gross unrealized depreciation                    (3,918,165.71)
                                                               -----------------
                                                               -----------------
                      Net unrealized appreciation                 62,962,136.76
                                                               =================
                                                               =================

          (d) Foreign security values are stated in U.S. dollars. As of June 30, 2001, the value of foreign securities represented 1.34% of net assets.









 See accompanying notes to investments in securities        19       (continued)


                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                     FACE                                                                                              PERCENT
                    AMOUNT                                                                             MARKET             OF
                  OR SHARES         SECURITY                                            COST          VALUE (a)       NET ASSETS
                  ---------         --------                                            ----          ---------       ----------

COMMON STOCKS

CONSUMER DISCRETIONARY
                        58,750     DEB SHOPS INC                                       865,840.80     1,102,737.50
                        84,800     GADZOOKS INC (b)                                  1,306,980.04     1,110,032.00
                       150,700     GOODYS FAMILY CLOTHING INC (b)                      602,115.25       604,307.00
                        49,750     HELEN TROY LTD (b)                                  432,491.59       439,790.00
                        63,000     MADDEN STEVEN LTD (b)                               586,704.18     1,151,009.99
                        33,050     MENS WEARHOUSE INC (b)                              700,606.73       912,180.00
                        48,650     QUAKER FABRIC CORP NEW (b)                          336,229.51       498,662.50
                        32,200     RECOTON CORP (b)                                    552,126.23       557,865.00
                       125,200     SPORT HALEY INC (b)                                 534,021.42       375,600.00
                        84,400     SUPERIOR UNIFORM GROUP INC                          676,891.62       817,836.00
                        68,300     WILSONS LEATHER EXPERTS INC (b)                   1,174,779.45     1,266,965.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     7,768,786.82     8,836,984.99          11.10%
CONSUMER STAPLES
                        11,000     UNITED NAT FOODS INC (b)                            124,632.06       230,449.99
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                       124,632.06       230,449.99           0.29%
ENERGY
                        16,350     ATWOOD OCEANICS INC (b)                             622,772.32       573,885.00
                        18,750     EVERGREEN RESOURCES (b)                             600,555.41       712,500.00
                        27,100     GRANT PRIDE INC (b)                                 425,397.62       473,979.00
                       192,100     GREY WOLF INC (b)                                   877,886.87       768,400.00
                        25,700     NATIONAL OILWELL INC (b)                            623,659.20       688,760.00
                        35,000     OSCA INC (b)                                        771,872.62       725,200.00
                        38,100     ST MARY LD & EXPL CO                                873,208.73       890,016.00
                        72,750     TRICO MARINE SVCS INC (b)                           726,171.01       774,060.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     5,521,523.78     5,606,800.00           7.05%
FINANCIALS
                        68,700     AMERICA FIRST MTG INVTS INC                         480,900.00       509,754.00
                        38,450     ERIE INDTY CO                                     1,049,799.70     1,143,887.50
                        79,100     IPC HOLDINGS LTD (b)                              1,755,365.96     1,871,506.00
                        11,800     LANDAMERICA FINL GROUP INC                          385,402.47       375,830.00
                       334,950     LONDON PAC GROUP LTD (d)                          2,605,607.40     1,969,506.00
                        44,150     MACATAWA BK CORP                                    708,440.00       742,161.50
                        64,200     MIM CORP (b)                                        339,371.04       385,200.00
                        64,500     OCWEN FINL CORP (b)                                 567,127.31       661,125.00
                        41,860     PACIFIC CREST CAP INC                               364,618.50       828,828.00
                       139,250     PENN AMERICA GROUP INC                            1,223,019.31     1,392,500.00
                        22,550     REINSURANCE GROUP AMER INC                          611,594.85       854,645.00
                        95,200     SELECTIVE INS GROUP INC                           1,856,622.62     2,539,936.00
                        10,350     TRENWICK GROUP LTD BERMUDA                          227,328.26       237,222.00
                        84,600     TUCKER ANTHONY SUTRO                              1,584,153.06     1,861,200.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                    13,759,350.48    15,373,301.00          19.32%
HEALTHCARE
                       101,900     BIOSOURCE INTL INC (b)                              758,460.97       641,970.00
                        93,100     CHRONIMED INC (b)                                   728,574.96       502,740.00
                       239,600     INTERPORE INTL (b)                                1,442,068.12     1,186,020.00
                        19,200     OPTION CARE INC (b)                                 135,936.00       291,839.99
                       272,750     ORTHOLOGIC CORP (b)                                 787,253.43     1,202,827.50
                        81,350     SERACARE INC (b)                                    380,198.40       567,823.00
                        34,900     UROCOR INC (b)                                      110,598.75       546,185.00
                        34,900     VITAL SIGNS INC                                   1,217,918.53     1,153,444.99
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     5,561,009.16     6,092,850.48           7.66%

 See accompanying notes to investments in securities        20       (continued)


                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                     FACE                                                                                              PERCENT
                    AMOUNT                                                                             MARKET             OF
                  OR SHARES         SECURITY                                            COST          VALUE (a)       NET ASSETS
                  ---------         --------                                            ----          ---------       ----------

INDUSTRIALS
                        55,500     AEROFLEX INC (b)                                    595,889.86       582,750.00
                       202,500     ANANGEL AMERN SHIPHOLDINGS LTD (d)                  984,118.77       779,625.00
                        38,900     ARMOR HLDGS INC (b)                                 485,435.63       583,500.00
                        69,700     COVENANT TRANS INC (b)                              974,612.26       867,765.00
                        38,400     FRONTIER AIRLS INC NEW (b)                          392,589.02       470,400.00
                        59,350     HARRIS CORP DEL                                   1,562,988.20     1,614,913.50
                        29,750     HUNT J B TRANS SVCS INC (b)                         557,463.92       565,250.00
                        46,125     KEY TECHNOLOGY INC (b)                              405,091.72       223,706.25
                        35,350     KNIGHTSBRIDGE TANKERS LTD                           582,159.36       707,000.00
                        21,650     TEEKAY SHIPPING CORP                                468,568.51       866,433.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     7,008,917.25     7,261,342.75           9.12%
INFORMATION TECHNOLOGY
                        15,800     ANADIGICS INC (b)                                   204,639.65       363,400.00
                        53,550     ASM INTERNATIONAL N V (b)                           775,086.41     1,062,967.50
                       100,100     AUDIO CODES LTD (b)                               1,089,512.59       707,707.00
                       125,450     BROOKTROUT INC (b)                                2,070,879.56       968,474.00
                       117,700     C COR NET CORPORATION (b)                         1,216,278.23     1,412,400.00
                        49,750     CAMTEK LTD (b)                                      282,852.00       253,227.50
                       114,800     CAPTARIS INC (b)                                    720,837.89       238,784.00
                       176,200     CELERITEK INC (b)                                 2,372,982.06     2,634,189.99
                        21,200     CYMER INC (b)                                       462,270.94       536,148.00
                        80,450     DSP GROUP INC (b)                                 1,803,314.28     1,725,652.50
                        39,500     EMS TECHNOLOGIES INC (b)                            617,923.03       602,375.00
                       191,650     EXABYTE CORP (b)                                    393,601.94       183,984.00
                        59,800     FREQUENCY ELECTRS INC                             1,091,569.82     1,106,300.00
                        96,450     IKOS SYS INC (b)                                    866,982.63       709,872.00
                        98,350     JDA SOFTWARE GROUP INC (b)                        1,078,867.24     1,633,593.50
                        59,400     MERIX CORP (b)                                      791,050.84     1,038,906.00
                        88,150     MULTI LINK TELECOMMUNICATIONS (b)                   502,643.50       379,045.00
                       114,950     NMS COMMUNICATIONS CORP (b)                         914,189.45       804,650.00
                        78,900     OPTI INC (b)                                        259,619.57       300,609.00
                        83,100     PC TEL INC (b)                                      830,959.44       765,351.00
                        24,300     PARK ELECTROCHEMICAL CORP                           624,663.15       641,520.00
                        19,650     PENTASTAR COMMUNICATIONS INC (b)                    196,500.00       471,600.00
                        13,702     PHOTRONICS INC (b)                                  223,133.56       351,593.32
                       106,900     RADCOM LTD (b)                                      674,791.53       129,349.00
                       199,950     REMEC INC (b)                                     2,426,164.10     2,479,379.99
                        97,100     SPECTRUM CTL INC (b)                                954,319.93       578,716.00
                        11,300     SYMANTEC CORP (b)                                   343,467.38       493,697.00
                        66,700     TRIKON TECHNOLOGIES INC (b)                         856,090.38       933,800.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                    24,645,191.10    23,507,291.30          29.54%
MATERIALS
                        60,200     APPLIED FILMS CORP (b)                              957,699.09     1,264,200.00
                        29,300     COMMERCIAL METALS CO                                784,124.82       938,479.00
                        19,850     FLORIDA ROCK INDS INC                               671,744.94       930,965.00
                        71,250     NORTH AMERN SCIENTIFIC INC (b)                      526,960.25     1,033,125.00
                        58,650     SPARTECH CORP                                       824,333.12     1,416,397.50
                        11,750     TEXAS INDS INC                                      333,286.37       404,082.50
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     4,098,148.59     5,987,249.00           7.52%
UTILITIES
                        40,650     CONNECTICUT WTR SVC INC                           1,147,157.41     1,405,270.49
                        24,900     NORTHWESTERN CORP                                   585,511.18       557,760.00
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------
                                                                                     1,732,668.59     1,963,030.49           2.47%

 See accompanying notes to investments in securities        21       (continued)


                            CLEARWATER SMALL CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

                     FACE                                                                                              PERCENT
                    AMOUNT                                                                             MARKET             OF
                  OR SHARES         SECURITY                                            COST          VALUE (a)       NET ASSETS
                  ---------         --------                                            ----          ---------       ----------


CASH EQUIVALENTS

                  4,622,603.39     SSGA Money Market Fund                            4,622,603.39     4,622,603.39           5.81%
                                                                                   --------------- ----------------
                                                                                   --------------- ----------------

Grand Total (c)                                                                     74,842,831.22    79,481,903.39          99.87%
                                                                                   =============== ================ ===============
                                                                                   =============== ================ ===============


Notes to Investments in Securities

          (a)  Securities are valued in accordance with procedures described in note 2 to the financial statements.

          (b)  Currently non-income producing assets.

          (c) At June 30, 2001, the cost for Federal income tax purposes was $74,842,831. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:
                 Gross unrealized appreciation                    10,717,248.21
                 Gross unrealized depreciation                    (6,078,176.04)
                                                                 ---------------
                                                                 ---------------
                 Net unrealized appreciation                       4,639,072.17
                                                                 ===============
                                                                 ===============

          (d) Foreign security values are stated in U.S. dollars. As of June 30, 2001, the value of foreign securities represented 3.45% of net assets.















See accompanying notes to investments in securities        22       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                      MARKET            OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------

CLOSED-END FUNDS
       30,600    AMERICAN MUN TERM TR INC III                             5.244        311,134.75      332,622.00
       62,000    BLACKROCK INSD MUN                                       5.096        860,635.68      967,200.00
        5,000    DUFF + PHELPS UTILS TAX FREE                             5.256         67,150.00       71,350.00
       52,600    SELIGMAN SELECT MUN FD INC                               6.012        489,517.50      536,520.00
       35,500    VAN KAMPEN MERITT MUN OPPORT                             6.110        470,609.25      543,860.00
      110,000    VAN KAMPEN MERRITT                                       5.985      1,291,567.25    1,356,300.00
                                                                                    -------------- ---------------
                                                                                    -------------- ---------------
                                                                                     3,490,614.43    3,807,852.00          5.00%
COMMINGLED FUNDS
       50,000    VAN KAMPEN MERRITT TR INVT                               5.996        689,259.00      730,500.00          0.96%

MUNICIPAL BONDS
      995,000    ALABAMA HSG FIN AUTH SNGL FAM             10/01/2025     6.650      1,006,907.10    1,042,252.55
      995,000    ALASKA ST HSG FIN CORP   (c)              12/01/2017     6.150        363,141.82      375,393.60
      160,000    ALASKA ST HSG FIN CORP                    12/01/2020     5.650        151,511.64      162,000.00
      900,000    ARLINGTON CNTY VA INDL DEV                07/01/2018     5.350        821,158.61      861,264.00
      195,000    AURORA CO HSG AUTH MULTIFAMILY            07/01/2019     5.600        176,146.36      185,577.60
      750,000    AUSTIN TX CONVENTION ENTERPRISE           01/01/2016     6.375        750,000.00      757,177.50
      240,000    BELL CNTY TX HLTH FACS DEV                11/15/2019     5.250        198,697.46      217,994.40
      130,000    BEXAR CNTY TX HSG FIN CORP  (c)           03/01/2015     6.996         50,988.09       54,224.30
      835,000    BEXAR CNTY TX HSG FIN CORP MF             04/01/2030     9.000        834,325.00      817,181.10
      710,000    BEXAR CNTY TX HSG FIN CORP MF             08/01/2030     8.125        682,341.34      703,269.20
    1,265,000    BEXAR CNTY TX HSG FIN CORP MF             06/01/2031    10.500      1,265,000.00    1,268,187.80
      240,000    CALCASIEU PARISH LA PUB TR AUT            11/01/2012     6.875        243,417.56      247,430.40
      255,000    CALIFORNIA HLTH FACS FING REV             09/01/2019     7.250        259,928.34      255,849.15
      345,000    CALIFORNIA HSG FIN AGY REV   (c)          08/01/2017     5.500        130,686.88      146,518.05
      600,000    CAPITAL PROJS FIN AUTH FL                 10/01/2003     8.750        600,000.00      601,974.00
      400,000    CAPITAL REGION CMNTY DEV DIST             05/01/2006     5.950        399,146.41      400,044.00
    1,000,000    CARVER CNTY MN HSG & REDEV                08/01/2027     5.875        942,220.57      997,950.00
      750,000    CHESTERFIELD CNTY VA INDL DEV             07/01/2019     5.200        667,812.29      733,875.00
      150,000    CHESTERFIELD CNTY VA INDL DEV             01/01/2031     5.400        131,822.97      147,909.00
    1,000,000    CHICAGO IL TAX INCREMENT                  12/01/2008     6.500        964,395.25    1,020,840.00
      500,000    CLARK CNTY NV POLLUTN CTL REV             06/01/2019     6.600        524,564.49      523,260.00
      100,000    COLLINSVILLE IL INDL DEV REV              11/01/2004     6.000         99,113.20       99,496.00
      500,000    COLORADO HEALTH FACS AUTH REV             12/01/2010     6.250        500,000.00      519,660.00
       10,000    COLUMBIA CNTY PA HOSP AUTH                06/01/2012     5.600          8,898.37        9,126.50
      750,000    CONVERSE CNTY WY HOSP REV                 12/01/2015     7.900        750,000.00      760,245.00
      120,000    CONYERS GA HSG AUTH REV                   10/01/2039     5.950        118,438.07      122,178.00
      295,000    COW CREEK BANK UMPQUA TRIBE               07/01/2012     5.100        276,681.12      300,274.60
    1,070,000    CROW FIN AUTH MINN TRIBAL PUR             10/01/2017     5.650        996,896.98    1,053,029.80
      270,000    DAKOTA CNTY MN HSG & REDEV                02/20/2032     6.875        281,571.60      292,312.80
      110,000    DALLAS TX HSG CORP CAP PROGRAM            12/01/2009     7.875        110,421.47      111,716.00
       75,000    DALLAS TX HSG CORP CAP PROGRAM            12/01/2009     7.750         76,097.00       76,131.75
      505,000    DALLAS TX HSG FIN CORP                    10/20/2032     6.750        522,946.44      556,313.05
      500,000    DE KALB CNTY GA HSG AUTH REV              05/01/2005     6.400        499,042.98      502,125.00
      105,000    DE KALB CNTY GA MLT FAM HSG               01/01/2011     6.375        105,745.52      111,521.55
      300,000    DE KALB CNTY GA MLT FAM HSG               01/01/2016     6.375        312,747.67      311,043.00
      415,000    DENHAM SPRINGS LIVINGSTON HSG  (c)        07/10/2014     5.710        162,633.99      159,065.35
      110,000    DISTRICT COLUMBIA HSG FIN AGY             07/01/2027     6.950        112,743.33      113,517.80
    61,777.18    DREW CNTY AR PUB FACS BRD                 08/01/2011     7.750         62,925.72       63,654.58
      930,000    EAGLE MOUNTAIN UT SPL ASSMT               07/02/2001     8.000        930,000.00      933,189.90
      295,000    ELKHART CNTY IN HOSP AUTH REV             08/15/2018     5.250        252,354.17      274,034.35
      160,000    ELKHART IN HSG FIN CORP MTG               11/01/2010     6.000        158,632.64      163,216.00
    1,000,000    FRANKLIN CNTY OH HLTHCARE FACS            11/01/2016     5.500        904,750.45      940,680.00
      315,000    FULTON CNTY GA DEV AUTH REV               11/20/2039     7.750        339,930.83      365,081.85
      415,000    GAINESVILLE & HALL CNTY GA                11/15/2010     6.400        398,066.82      414,381.65
      345,000    GAINESVILLE & HALL CNTY GA                11/15/2011     6.500        329,961.83      343,837.35
      380,000    GAINESVILLE & HALL CNTY GA                11/15/2015     6.750        355,145.78      368,759.60

See accompanying notes to investment in securities          23       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                      MARKET            OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------
MUNICIPAL BONDS (cont'd))
      100,000    GEORGETOWN KY WTR & SWR REV               05/01/2004     5.900        101,000.00      101,770.00
      150,000    GEORGETOWN KY WTR & SWR REV               05/01/2007     5.900        151,500.00      152,367.00
      500,000    GLENDALE CA HOSP REV                      01/01/2009     7.750        541,069.57      502,275.00
      120,000    GRANT CNTY WA PUB HOSP DIST               09/01/2019     5.250        102,309.66      115,702.80
      100,000    GROVE CITY PA AREA HOSP AUTH              07/01/2012     5.250         89,214.89       88,111.00
    1,750,000    HAMILTON CNTY OH HOSP FACS REV            01/01/2009     7.000      1,763,365.27    1,782,287.50
      160,000    HARRIS CNTY TX                            08/15/2017     6.625        161,064.58      160,369.60
      155,000    HARRIS CNTY TX HSG FIN CORP               07/01/2029     6.600        143,509.74      141,277.85
       30,000    HAZLETON PA HEALTH SVCS AUTH              07/01/2026     6.200         26,386.20       26,797.50
      295,000    HOUMA TERREBONNE PUB TR FING  (c)         07/10/2014     7.590        111,773.47      113,695.95
      415,000    HUNTINGTON WV RSDNTL MTG REV  (c)         09/01/2012     7.080        190,751.89      189,289.80
      110,000    ILLINOIS DEV FIN AUTH                     10/01/2009     6.650        111,774.38      113,760.90
      250,000    ILLINOIS DEV FIN AUTH REV                 07/01/2006     5.000        234,253.61      248,885.00
      160,000    ILLINOIS DEV FIN AUTH REV                 07/01/2012     5.500        143,205.31      150,528.00
      150,000    ILLINOIS EDL FACS AUTH REVS               08/15/2018     5.250        120,840.74      125,871.00
      155,000    ILLINOIS EDL FACS AUTH REVS               11/15/2008     5.375        145,935.94      148,178.45
      220,000    ILLINOIS HSG DEV AUTH ELDERLY             03/01/2020     6.850        223,393.52      225,984.00
      620,000    INDIANA HLTH FAC FING AUTH REV            08/15/2009     4.750        551,947.68      594,914.80
      150,000    INDIANA HLTH FAC FING AUTH REV            08/15/2018     5.000        123,312.84      133,042.50
      340,000    INDIANA HLTH FAC HOSP REV                 10/01/2005     7.250        348,262.72      347,775.80
      365,000    INDIANA HLTH FAC HOSP REV                 10/01/2006     7.250        373,869.94      373,347.55
      175,000    INDIANA ST DEV FIN AUTH REV               06/01/2022     6.000        170,515.09      183,697.50
      205,000    INDIANAPOLIS IN ECON DEV REV              10/01/2010     7.250        209,590.65      209,446.45
      180,000    IOWA FIN AUTH HLTH CARE FACS              05/01/2027     6.350        162,143.33      165,288.60
      110,000    IOWA FIN AUTH SMALL BUS DEV               03/01/2017     7.400        113,480.59      114,732.20
    1,250,000    JEFFERSON CNTY MO JR COLLEGE              07/01/2020     7.000      1,211,585.17    1,248,037.50
      185,000    KING CNTY WASH HSG AUTH HSG               07/01/2013     5.050        169,961.14      180,289.90
    1,525,000    KITSAP CNTY WA CONS HSG AUTH              07/01/2003     6.250      1,510,837.60    1,518,213.75
      300,000    LEWIS CNTY WA PUB HOSP DIST               12/01/2011     6.000        303,741.42      314,007.00
      800,000    LONG BEACH MISS URBAN RENEWAL             03/01/2026     8.000        800,000.00      811,312.00
    1,000,000    LOUSIANA PUB FACS AUTH REV                10/01/2011     6.250        848,033.16      848,460.00
      200,000    LUBBOCK TX HLTH FACS DEV CORP             01/20/2010     5.000        200,000.00      199,786.00
      125,000    LUBBOCK TX HSG FIN CORP                   01/01/2022     7.750        126,298.77      129,278.75
      200,000    LUCAS CNTY OH HEALTH CARE FAC             08/15/2015     6.375        197,692.20      205,080.00
      500,000    MARICOPA CNTY AZ INDL DEV                 07/01/2012     6.500        500,000.00      529,640.00
      370,000    MARICOPA CNTY AZ INDL DEV                 10/01/2025     6.500        372,206.23      376,212.30
    1,160,000    MARICOPA CNTY AZ INDL DEV                 11/01/2010     9.000      1,160,000.00    1,180,218.80
      150,000    MASHANTUCKET WESTERN PEQUOT   (c)         09/01/2009     6.300         90,356.00       96,277.50
      150,000    MASON CNTY WV REV   (c)                   07/10/2014     7.580         56,936.20       58,387.50
      600,000    MASSACHUSETTS ST DEV FIN AGY              12/01/2015     7.875        600,000.00      603,102.00
      750,000    MASSACHUSETTS ST INDL FIN AGY             12/01/2006     4.950        724,480.09      761,040.00
      120,000    MAUMELLE AR HSG DEV CORP FIRST            07/01/2009     7.875        123,328.05      123,925.20
      500,000    MET GOVT NASHVILLE DAVIDSON TN            06/20/2036    10.000        500,000.00      501,350.00
      430,000    MET GOVT NASHVILLE DAVIDSON TN            06/20/2036     9.000        430,000.00      431,225.50
      220,000    MICHIGAN HIGHER ED FACS AUTH              05/01/2015     5.350        200,867.22      220,090.20
      750,000    MISSOURI ST DEV FIN BRD FACS              04/01/2015     6.000        750,000.00      771,195.00
      830,000    MONROE MCKEEN PLAZA HSG DEV LA            02/01/2012     6.800        839,099.91      855,398.00
      380,000    MONTGOMERY CNTY OH HOSP REV               04/01/2009     7.400        387,661.39      381,375.60
      125,000    MUSKOGEE CNTY OK HOME FIN AUTH  (c)       06/01/2011     7.750         60,605.54       60,958.75
      120,000    NEVADA HSG DIV                            10/01/2017     5.250        109,218.59      119,990.40
       60,000    NEW HAMPSHIRE HIGHER ED & HLTH            01/01/2018     5.550         53,544.01       57,987.60
      275,000    NEW HAMPSHIRE HIGHER EDL & HLT            07/01/2018     5.125        232,840.70      254,677.50
      380,000    NEW HAMPSHIRE ST HSG FIN AUTH (c)         01/01/2014     12.08        129,987.76      141,116.80
      500,000    NEW HAMPSHIRE ST INDL DEV AUTH            12/01/2009     5.500        501,514.51      512,170.00
      295,000    NEW MEXICO MTG FIN AUTH                   01/01/2026     6.950        313,068.68      332,420.75
      500,000    NEWPORT KY PUB PPTYS CORP REV             01/01/2027     8.500        500,000.00      503,515.00
    1,300,000    NORTH CENT TX HLTH FAC DEV                02/15/2015     6.300      1,246,122.63    1,173,250.00
      115,000    NORTH CHARLESTON S C MUN GOLF             05/01/2009     5.000        107,474.52      117,421.90

See accompanying notes to investment in securities          24       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                      MARKET            OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------
      420,000    NORTH CHARLESTON S C MUN GOLF             05/01/2019     5.500        371,646.39      420,121.80
      220,000    OHIO CNTY W VA RESIDUAL REV   (c)         07/10/2014     4.860         86,136.38       85,025.60
      110,000    OTTUMWA IA HOSP FAC REV                   10/01/2010     6.000        103,481.46      108,554.60
      250,000    PALMER AK HOSP REV                        12/01/2008     5.000        239,368.74      258,202.50
      650,000    PANHANDLE TX REGL HSG FIN                 03/01/2020     6.625        631,361.02      673,003.50
      245,000    PANHANDLE TX REGL HSG FIN CORP            03/01/2031     8.125        245,000.00      242,650.45
      240,000    PENNSYLVANIA ECON DEV FING                06/01/2004     4.600        240,841.81      242,455.20
      180,000    PENNSYLVANIA ECONOMIC DEV FING            06/01/2009     5.250        167,979.92      160,637.40
      190,000    PENNSYLVANIA ECONOMIC DEV FING            06/01/2010     5.300        175,173.70      166,979.60
      200,000    PENNSYLVANIA ECONOMIC DEV FING            06/01/2011     5.350        182,082.69      172,958.00
      310,000    PENNSYLVANIA ST HIGHER EDL FAC            11/15/2016     5.875        303,078.51      325,276.80
    1,350,000    PHILADELPHIA PA AUTH INDL DEV             11/15/2028     5.250      1,291,869.66    1,294,245.00
      750,000    PHILIDELPHIA PA AUTH FOR INDL             05/15/2003     5.125        734,867.61      743,700.00
      700,000    PHOENIX AZ INDL DEV AUTH MTG              01/01/2016     6.250        632,035.69      666,701.00
      185,000    PLYMOUTH REF GNMA FOX FOREST APTS         06/20/2031     8.050        201,966.81      206,511.80
    1,000,000    RHODE ISLAND ST ECON DEV CORP             07/01/2010     5.750      1,000,000.00    1,069,930.00
      150,000    RHODE ISLAND ST HLTH & ED BLDG            07/01/2015     5.700        131,144.80      135,748.50
      385,000    RHODE ISLAND ST HLTH & EDL REV            07/01/2003     4.700        377,317.06      377,700.40
      930,000    RHODE ISLAND ST HLTH & EDL REV            07/01/2007     5.100        834,013.86      875,436.90
      150,000    ROSELLE ILL MULTI FAM HSG REV             01/01/2025     7.000        155,892.51      159,022.50
      165,000    ST JOSEPH CNTY IND HOSP AUTH              02/15/2012     5.450        145,985.35      150,537.75
      800,000    ST LOUIS OAKMONT HATHAWAY SUB SER C       11/01/2014     8.500        800,000.00      799,344.00
      525,000    SANTA FE NM                               10/01/2013     6.000        515,143.87      542,466.75
      250,000    ST PAUL MN HSG & REDEV AUTH               12/01/2002     9.000        250,000.00      252,842.50
      165,000    SHELBY CNTY TN HLTH EDL & HSG             01/01/2026     6.600        165,289.30      165,689.70
      445,000    SHELBY CNTY TN HLTH EDL & HSG             03/20/2027     7.750        484,544.61      499,183.20
      625,000    SHELBY CNTY TN HLTH EDL & HSG             01/01/2029     5.550        558,128.65      312,500.00
      130,000    SHELBY CNTY TN HLTH EDL & HSG             01/01/2029     6.000        115,808.89       32,500.00
      150,000    SHELBY CNTY TN HLTH EDL & HSG             01/01/2019     5.350        135,603.44       75,000.00
      515,000    SOUTH CAROLINA JOBS ECON DEV              11/15/2010     6.750        506,191.71      530,805.35
    1,000,000    SOUTH CAROLINA JOBS ECON DEV              10/01/2005     6.750        994,920.51      996,470.00
      110,000    SOUTHWESTERN CO                           09/01/2011     7.375        111,208.54      111,276.00
      385,000    SOUTHWESTERN ILL DEV AUTH REV             04/01/2010     6.000        373,658.26      383,017.25
      180,000    SUFFOLK VA REDEV & HSG AUTH               10/01/2018     5.250        162,508.80      171,160.20
      250,000    TEXAS ST DEPT HSG & CMNTY                 07/01/2016     6.350        261,200.52      257,997.50
      210,000    TEXAS ST DEPT HSG & CMNTY                 07/01/2026     6.450        210,228.45      215,027.40
      235,000    TEXAS ST DEPT HSG & CMNTY                 01/01/2027     6.400        236,800.06      242,186.30
      800,000    TOBACCO SER B                             05/15/2022     6.000        786,214.80      811,104.00
      205,000    TROY MICH ECONOMIC DEV CORP               10/01/2012     6.750        210,834.69      216,213.50
      385,000    TULSA OKLA PUB FACS AUTH REC              11/01/2012     6.200        397,080.41      410,236.75
       60,000    VANCOUVER WA HSG AUTH REV                 03/01/2028     5.500         52,508.50       57,961.20
      205,000    VICTORIA COUNTY TEX HOSPITAL              02/15/2012     5.400        183,964.65      195,375.25
      921,000    VISTA LAKES CMNTY DEV DIST FLA            05/01/2005     6.350        919,360.82      922,602.54
      150,000    WASHINGTON ST HEALTH CARE FACS            07/01/2016     5.700        142,017.49      152,796.00
      235,000    WISCONSIN HSG & ECONOMIC DEV              09/01/2017     5.374        214,131.69      236,247.85
      220,000    WISCONSIN HSG & ECONOMIC DEV              10/01/2017     5.500        208,004.58      223,627.80
      255,000    WISCONSIN ST HEALTH & EDL FACS            03/01/2023     7.100        260,548.30      262,221.60
      110,000    WISCONSIN ST HEALTH & EDL FACS            11/15/2004     5.250        107,745.52      110,536.80
    1,250,000    WISCONSIN ST HLTH & EDL FACS              08/15/2013     5.750      1,133,299.99    1,216,425.00
    1,615,000    WOODHILL PUB FAC CORP TEX                 12/01/2015     7.250      1,586,507.22    1,618,375.35
      150,000    WYOMING CMNTY DEV AUTH HSG REV            12/01/2025     6.100        145,908.44      155,068.50
      220,000    3KRON OH CTFS PARTN    (c)                12/01/2016     6.600        199,779.12      231,838.20
                                                                                    -------------- ---------------
                                                                                    -------------- ---------------
                                                                                    62,282,277.06   63,555,066.87         83.47%

See accompanying notes to investment in securities          25       (continued)

                         CLEARWATER TAX EXEMPT BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2001

      FACE                                                                                                             PERCENT
     AMOUNT                                                   MATURITY     COUPON                      MARKET            OF
    OR SHARES                      SECURITY                     DATE        RATE          COST         VALUE (a)      NET ASSETS
    ---------                      --------                     ----        ----          ----         ---------      ----------

CASH EQUIVALENTS
 6,480,465.42    SSGA Tax-Exempt Money Market Fund                                   6,480,465.42    6,480,465.42          8.51%
                                                                                    -------------- --------------- --------------
                                                                                    -------------- --------------- --------------

Grand Total (b)                                                                      72,942,615.91   74,573,884.29         97.94%
                                                                                    ============== =============== ==============
                                                                                    ============== =============== ==============


Notes to Investments in Securities

     (a) Securities are valued in accordance with procedures described in note 2 to the financial statements.

     (b)  At June 30,  2001,  the cost  for  Federal  income  tax  purposes  was
          $72,942,616. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

                 Gross unrealized appreciation             2,205,404.26
                 Gross unrealized depreciation              (574,135.88)
                                                          --------------
                                                          --------------
                      Net unrealized appreciation          1,631,268.38
                                                          ==============
                                                          ==============

     (c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.





See accompanying notes to investment in securities          26